Effects on Initial Application of IFRS 15 and Information for the Years Ended December 31, 2016 and 2017 in Conformity With IAS 18 - Impact and Description on Consolidated Statement of Financial Position and Statement of Comprehensive Income (Detail)
$ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial assets [Line Items]
Contract assets	$ 299,835				$ 9,795
Inventories	1,778,835		$ 1,929,239		58,113
Deferred tax assets	226,716		212,372		7,407
Contract liabilities	1,432				47
Receipts in advance	1,013		5,209		33
Current provisions	29,352		127,311		959
Retained earnings	3,602,663		2,815,966		$ 117,696
Revenue	18,480,027	$ 603,725	17,940,855	$ 18,387,593
Cost of revenue	(15,050,032)	(491,670)	(14,703,729)	(14,745,472)
Operating expenses	147,514	4,819	692,834	90,306
Other non-operating income (expenses), net	173,070	5,654	(310,691)	(147,948)
Income tax expense	456,618	14,918	550,487	177,120
Profit for the year	1,325,824	$ 43,313	$ 2,796,882	$ 1,401,210
IFRS 15 [member]
Disclosure of financial assets [Line Items]
Contract assets	299,835
Inventories	1,778,835
Deferred tax assets	226,716
Contract liabilities	1,432
Receipts in advance	1,013
Current provisions	29,352
Current refund liabilities	32,627
Retained earnings	3,602,663
Revenue	18,480,027
Cost of revenue	(15,050,032)
Operating expenses	(1,477,788)
Other non-operating income (expenses), net	173,070
Income tax expense	(456,618)
Profit for the year	$ 1,325,824
Earnings per share (in dollars)
Basic | $ / shares	$ 1.65
Diluted | $ / shares	$ 1.63
Previously stated [member]
Disclosure of financial assets [Line Items]
Inventories	$ 2,016,106
Deferred tax assets	226,635
Receipts in advance	2,445
Current provisions	61,979
Retained earnings	3,540,018
Revenue	18,434,763
Cost of revenue	(15,021,266)
Operating expenses	(1,477,653)
Other non-operating income (expenses), net	173,476
Income tax expense	(465,392)
Profit for the year	$ 1,301,093
Earnings per share (in dollars)
Basic | $ / shares	$ 1.62
Diluted | $ / shares	$ 1.60
Increase (decrease) due to changes in accounting policy [member]
Disclosure of financial assets [Line Items]
Contract assets	$ 299,835
Inventories	(237,271)
Deferred tax assets	81
Contract liabilities	1,432
Receipts in advance	(1,432)
Current provisions	(32,627)
Current refund liabilities	32,627
Retained earnings	62,645
Revenue	45,264
Cost of revenue	(28,766)
Operating expenses	(135)
Other non-operating income (expenses), net	(406)
Income tax expense	8,774
Profit for the year	$ 24,731
Earnings per share (in dollars)
Basic | $ / shares	$ 0.03
Diluted | $ / shares	$ 0.03